Intangible Assets, Net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Intangible Assets, Net [Abstract]
Intangible asset, useful life	7 years
Amortization expense	$ 3,186	$ 1,657